SHARE CAPITAL - CAPITAL MANAGEMENT - NARRATIVE (Details)	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL
Debt-to-capital ratio	10.20%	7.40%
Liability-to-asset ratio	49.10%	50.20%